INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31,
	2020	2019

Cost:

Technology	$9,614	$8,275
Customer relations	11,054	10,667
Customer data	12,043	12,043
Domain	552	552
Distribution agreement	291	-

	33,554	31,537

Less - accumulated amortization	14,273	11,696

Intangible assets, net	$19,281	$19,841

Schedule of estimated amortization expense	Estimated amortization expense for the years ended:
2021	$2,278
2022	2,087
2023	1,790
2024	1,732
Thereafter	11,394

$19,281